UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$2,910	$2,935,899
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,623,949
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,415,117
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,231,976
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,063,567
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	4,080	4,689,919

		19,960,427

Arizona — 2.9%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	10,994,184
5.00%, 12/01/37	7,460	8,142,814

		19,136,998

California — 14.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	4,445	5,354,136
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,456,687
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,706,422
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, Series A, S/F:
5.25%, 8/15/39	290	309,340
5.25%, 8/15/49	715	758,794
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,415	2,444,608

Municipal Bonds	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB (b) (concluded):
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	$2,015	$2,073,294
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	2,970	3,044,191
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/42	650	671,976
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	1,560	1,771,723
Senior, 5.00%, 5/15/40	11,690	12,802,654
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	784,834
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	17,855	226,223
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	7,000	7,710,780
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	4,890	4,896,357
Riverside County Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	1,113,200
0.00%, 6/01/42	6,000	1,256,820
0.00%, 6/01/43	5,000	987,450
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	2,115	2,363,322
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	1,428,840
0.00%, 8/01/36	4,000	1,467,560

BlackRock Municipal Income Trust	July 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO, Various Purposes:
6.00%, 3/01/33	$4,970	$5,962,857
6.50%, 4/01/33	20,410	24,827,744
State of California Public Works Board, LRB, Various Capital Project:
Sub-Series I-1, 6.38%, 11/01/34	2,315	2,791,612
Series I, 5.00%, 11/01/38	1,495	1,639,851

		96,851,275

Colorado — 1.7%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,789,369
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,425	3,548,232
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	2,530	2,560,461

		10,898,062

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,920,865

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,449,569
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,605,168

		13,054,737

District of Columbia — 4.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	1,480	1,664,660
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,033,848

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	$990	$1,050,925
5.25%, 10/01/44	2,465	2,649,061

		28,398,494

Florida — 3.4%
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,540,923
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	632,232
5.00%, 6/01/36	125	131,182
5.13%, 6/01/42	1,925	2,023,868
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	1,225	1,318,578
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	5,570	5,664,244
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	5,885	7,053,938
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	3,590	2,677,566

		22,042,531

Georgia — 1.8%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	1,650	1,851,746
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	5,000	5,572,750

BlackRock Municipal Income Trust	July 31, 2014	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Richmond County Development Authority, Refunding RB, International Paper Co. Project, Series A, AMT, 6.00%, 2/01/25	$4,000	$4,019,240

		11,443,736

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	2,947,200

Illinois — 17.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	11,385	13,621,014
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	6,270	6,370,696
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 1/01/32	6,155	6,438,561
5.00%, 1/01/34	2,500	2,548,825
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,605	1,718,778
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	8,680	8,795,270
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,226,264
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	7,964,999
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,704,157
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	11,533,125
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,044,743
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,532,817
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	470	444,897
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	4,550	4,946,851

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	$14,710	$15,288,544
Series B-2, 5.00%, 6/15/50	3,905	4,057,646
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	1,029,521
6.00%, 6/01/28	2,245	2,613,000
State of Illinois, GO:
5.00%, 2/01/39	2,990	3,012,485
Series A, 5.00%, 4/01/38	9,030	9,117,952
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,371,626
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,565	1,695,897
5.00%, 4/01/44	1,910	2,061,788

		114,139,456

Indiana — 4.2%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	2,805	2,845,336
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,696,151
7.00%, 1/01/44	3,680	4,102,758
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,695	1,038,832
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	6,994,515
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	880	909,374
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	2,995,520
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,760,854
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,429,134

BlackRock Municipal Income Trust	July 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	$2,490	$2,725,031

		27,497,505

Iowa — 2.6%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	2,265	2,259,088
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,880	1,976,312
5.50%, 12/01/22	4,595	4,791,207
5.25%, 12/01/25	2,125	2,239,601
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,995	3,161,193
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	2,920	2,413,146

		16,840,547

Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	2,080,303
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	2,325	1,493,626

		3,573,929

Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,502,049
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,166,239
5.25%, 5/15/31	1,690	1,813,370
5.25%, 5/15/32	2,160	2,295,929
5.25%, 5/15/33	2,345	2,481,432

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (concluded):
5.25%, 5/15/35	$985	$1,046,740

		17,305,759

Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	908,566
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,235	2,439,860
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	4,295	4,699,675
Montgomery County Housing Opportunites Commission, RB, Series D, AMT, 5.50%, 1/01/38	415	420,756

		8,468,857

Massachusetts — 0.9%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	2,775	2,806,552
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	2,535	2,775,901

		5,582,453

Michigan — 3.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	3,065	2,976,575
5.25%, 7/01/39	8,665	8,487,714
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,332,587
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	2,879,955

BlackRock Municipal Income Trust	July 31, 2014	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	$4,230	$4,285,836

		21,962,667

Mississippi — 2.2%
City of Gulfport Mississipi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	14,025	14,042,531

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	541,802
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,136,221
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	480	516,163

		3,194,186

Multi-State — 2.5%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (b)(g)	16,000	16,224,800

Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,723,666
5.00%, 9/01/42	2,815	2,946,292
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,530,526
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	600	645,828

		8,846,312

Municipal Bonds	Par (000)	Value

Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	$4,550	$4,806,711

New Jersey — 7.2%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	3,680	187,680
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	3,830	3,946,049
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	2,035	2,161,760
The Goethals Bridge Replacement Project, 5.38%, 1/01/43	2,285	2,424,042
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	9,355,360
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	2,535	2,752,047
5.00%, 1/01/43	8,150	8,807,216
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	8,000	8,861,280
Series B, 5.25%, 6/15/36	4,810	5,231,164
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	1,030	1,143,073
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	2,165	2,123,281

		46,992,952

New York — 11.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	1,820	273,109

BlackRock Municipal Income Trust	July 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (h):
8.00%, 8/01/28	$5,000	$5,525,300
7.75%, 8/01/31	22,140	24,440,125
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,805	5,240,429
County of Westchester Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	3,044	3,231,913
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,197,542
5.25%, 11/15/39	1,650	1,845,393
New York Counties Tobacco Trust II, RB, 5.75%, 6/01/43	5,000	4,812,500
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,642,280
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	4,775	4,895,855
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 2/15/37	6,655	7,343,792
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,575	1,592,908
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,912,411
6.00%, 12/01/42	1,960	2,248,669

		72,202,226

North Carolina — 4.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	12,124,178

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	$10,000	$11,244,700
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	3,036,715
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,130	1,252,989

		27,658,582

Ohio — 2.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	6,125	6,588,785
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,280	1,364,518
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	5,450	5,661,787
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,802,676

		17,417,766

Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	2,395	2,423,069
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	3,973,905

BlackRock Municipal Income Trust	July 31, 2014	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
State of Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$2,155	$2,360,673

		8,757,647

South Carolina — 2.3%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	6,964,300
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	6,995	7,744,724

		14,709,024

Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	2,889,611

Texas — 14.9%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	4,370	404,225
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,210	4,724,799
Sub-Lien, 5.00%, 1/01/33	700	728,504
Sub-Lien, 5.00%, 1/01/42	620	636,467
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	2,970	3,363,792
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,394,260
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	16,425	19,283,936
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/43	380	424,479
7.00%, 1/01/48	500	554,935
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
3rd Lien, Series A-3, 0.00%, 11/15/37	26,120	6,365,444
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	1,465,700

Municipal Bonds	Par (000)	Value

Texas (concluded)
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c) (concluded):
CAB, Senior Lien, Series A, 0.00%, 11/15/38	$12,580	$3,172,047
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	9,780	2,763,143
0.00%, 9/15/41	5,420	1,452,126
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	7,930	9,486,500
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,045	2,082,608
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	12,180	12,918,717
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,540	7,647,484
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	2,977,232
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	7,125,660
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	5,986,941

		96,958,999

Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,940	1,616,641

BlackRock Municipal Income Trust	July 31, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Utah (concluded)
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A (concluded):
3.25%, 10/15/42	$3,010	$2,419,829

		4,036,470

Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,155	3,374,083
6.00%, 1/01/37	5,695	6,350,723

		9,724,806

Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	4,978,069

Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,769,248

Total Municipal Bonds — 122.8%		798,235,438

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)

Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	4,548	4,777,707

California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	5,115	5,770,231
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	18,540	20,617,778
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,500	4,974,345

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value

California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$3,260	$3,755,642

		35,117,996

Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,600	7,919,808
Series C-7, 5.00%, 9/01/36	4,860	5,065,238

		12,985,046

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,397	10,247,626
Series X-3, 4.85%, 7/01/37	9,366	10,176,957

		20,424,583

Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,335,704

Massachusetts — 1.9%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	4,897,566
Massachusetts Water Resources Authority, Refunding RB, Series A, 5.00%, 8/01/41	6,770	7,232,391

		12,129,957

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	3,988	4,531,097

New York — 9.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	3,075	3,517,225
Series HH, 5.00%, 6/15/31 (j)	16,393	18,303,843
Hudson Yards Infrastructure Corp., RB, Senior Bond, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	3,130	3,560,491

BlackRock Municipal Income Trust	July 31, 2014	8

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$20,865	$22,990,726
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	12,610	14,136,314

		62,508,599

Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,372,164
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,319,256
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,001	6,725,328

		19,416,748

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,150	7,604,661

Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,767	11,943,514

Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,459	6,009,706

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value

Washington (concluded)
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	$14,487	$16,255,896

		22,265,602

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 34.0%		221,041,214

Total Long-Term Investments (Cost — $958,844,252) — 156.8%		1,019,276,652

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	13,881,985	13,881,985

Total Short-Term Securities (Cost — $13,881,985) — 2.1%	13,881,985

Total Investments (Cost — $972,726,237*) — 158.9%	1,033,158,637
Other Assets Less Liabilities — 1.7%	10,395,208
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.9%)	(122,708,723)
VMTP Shares, at Liquidation Value — (41.7%)	(270,800,000)

Net Assets Applicable to Common Shares — 100.0%	$650,045,122

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$852,391,249

Gross unrealized appreciation	$73,922,880
Gross unrealized depreciation	(15,843,419)

Net unrealized appreciation	$58,079,461

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BlackRock Municipal Income Trust	July 31, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $25,997,599.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income

FFI Institutional Tax-Exempt Fund	14,688,018	(806,033)	13,881,985	$1,127

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(522)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$65,046,094	$562,050

BlackRock Municipal Income Trust	July 31, 2014	10

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$1,019,276,652	—	$1,019,276,652
Short-Term Securities	13,881,985	—	—	13,881,985

Total	$13,881,985	$1,019,276,652	—	$1,033,158,637

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$562,050	—	—	$562,050

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Municipal Income Trust	July 31, 2014	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$713,000	—	—	$713,000
Liabilities:
TOB trust certificates	—	$(122,687,927)	—	(122,687,927)
VRDP Shares	—	(270,800,000)	—	(270,800,000)

Total	$713,000	$(393,487,927)	—	$(392,774,927)

There were no transfers between levels during the period ended July 31, 2014.

BlackRock Municipal Income Trust	July 31, 2014	12

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: September 25, 2014